INVENTORIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Inventory Disclosure [Abstract]
Net inventory amount valued at lower of LIFO cost or market	$ 440.2	$ 401.3
Increase in inventories if LIFO method had not been used	$ 40.9	$ 49.3